Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Leasehold					Furniture
	land and	Plant and			Motor	and	Construction-
	Buildings[2]	equipment	Machineries	Renovation	vehicles	fittings	in-progress	Total
	USD	USD	USD	USD	USD	USD	USD	USD
2025
Cost
Beginning of financial year	19,537,807	4,066,863	1,213,687	490,239	694,591	132,100	1,198,070	27,333,357
Additions	-	127,387	-	80,241	105,215	2,242	884,953	1,200,038
Disposal	-	-	(397,071)	-	-	-	-	(397,071)
Revaluation	(472,784)	-	-	-	-	-	-	(472,784)
Translation difference	61,215	268,147	38,447	36,083	16,178	10,943	71,094	502,107
End of financial year	19,126,238	4,462,397	855,063	606,563	815,984	145,285	2,154,117	28,165,647

Accumulated depreciation
Beginning of financial year	1,673,694	2,622,248	1,070,773	488,132	587,523	128,504	-	6,570,874
Depreciation charge	955,011	552,125	70,889	9,508	33,415	1,342	-	1,622,290
Disposal	-	-	(397,071)	-	-	-	-	(397,071)
Revaluation	(1,432,900)	-	-	-	-	-	-	(1,432,900)
Translation difference	60,091	186,819	24,311	36,143	12,756	10,795	-	330,915
End of financial year	1,255,896	3,361,192	768,902	533,783	633,694	140,641	-	6,694,108

Net book value
End of financial year	17,870,342	1,101,205	86,161	72,780	182,290	4,644	2,154,117	21,471,539

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024

10. Property, plant and equipment, net (continued)

	Leasehold land and buildings[2]	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Construction- in progress	Total
	US$	US$	US$	US$	US$	US$	US$	US$
2024
Cost or valuation
Beginning of financial year	19,264,346	3,762,237	1,213,687	490,239	694,591	131,973	1,198,070	26,755,143
Additions	273,461	304,626	-	-	-	127	-	578,214
End of financial year	19,537,807	4,066,863	1,213,687	490,239	694,591	132,100	1,198,070	27,333,357

Accumulated depreciation
Beginning of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	-	4,968,778
Depreciation charge	941,339	518,321	95,971	602	44,374	1,489	-	1,602,096
End of financial year	1,673,694	2,622,248	1,070,773	488,132	587,523	128,504	-	6,570,874

Net book value
End of financial year	17,864,113	1,444,615	142,914	2,107	107,068	3,596	1,198,070	20,762,483

[2]Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation.

Schedule of fair value measurement hierarchy of leasehold land and buildings

Fair value measurements as at
December 31, 2025 categorized into
		Quoted prices in	Significant
		active markets for	other observable	Significant unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial - Singapore	15,964,489	-	15,964,489	-

Fair value measurements as at
December 31, 2024 categorized into
Quoted prices in
		active markets for	Significant other	Significant
	Fair value at	identical assets	observable inputs	unobservable inputs
	December 31, 2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial - Singapore	15,823,299	-	-	15,823,299

Schedule of reconciliation of fair value measurements

Reconciliation of fair value measurements categorized within Level 3 of the fair value hierarchy:-

Leasehold land
and buildings
US$

Carrying amount at December 31, 2024	15,823,299
Depreciation charge on revaluation of properties held for own use	(716,450)
Net gain from a fair value adjustment recognized in the consolidated statement of profit or loss and other comprehensive income	960,116
Translation difference	(102,476)
Carrying amount at December 31, 2025	15,964,489

Schedule of valuation techniques used and key inputs to valuation of leasehold land and buildings

Below is a summary of the valuation techniques used and the key inputs to the valuation of leasehold land and buildings:-

	Valuation techniques	Significant unobservable inputs	Range or weighted average
			2025	2024
Leasehold land and buildings in Singapore	Market comparison approach	Price per square foot	US$126 to US$156 per square foot	n/a